Leases (Details) - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 928		kr 928		kr 686
Lease Liabilities
Current	94		94		90
Non-current	925		925		680
Total lease liabilities	1,019		1,019		770
Depreciation charge of right-of-use assets	26	kr 23	48	kr 44
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	928		928		kr 686
Lease Liabilities
Depreciation charge of right-of-use assets	kr 26	kr 23	kr 48	kr 44